Camelot Premium Return Fund
Investment Objective
The objective of the Camelot Premium Return Fund (the “Fund” or “Premium Return Fund”) is to achieve a consistent high rate of gains and total return with lower volatility than common stocks.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 14 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 42 and Waiver of Up-Front Sales Charge on Class A Shares on page 43.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Camelot Premium Return Fund (USD $)	Camelot Premium Return Fund Class A	Camelot Premium Return Fund Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	1.00%	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee	none	none
Exchange Fee	none	none
[1]	Class C shares purchased prior to November 1, 2013 are subject to a 1.00% CDSC on all shares redeemed less than one year after the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Camelot Premium Return Fund		Camelot Premium Return Fund Class A	Camelot Premium Return Fund Class C
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	1.00%
Other Expenses		0.53%	0.53%
Acquired Fund Fees and Expenses	[1]	0.58%	0.58%
Total Annual Fund Operating Expenses		2.36%	3.11%
Fee Waiver and/or Expense Reimbursement	[2]	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.33%	3.08%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding certain fees and expenses) at 1.50% through January 31, 2015. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Camelot Premium Return Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Camelot Premium Return Fund Class A	798	1,266	1,760	3,114
Camelot Premium Return Fund Class C	311	957	1,628	3,418

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal year ended September 30, 2013 was 29%.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives primarily through equity-based option writing strategies including puts and covered calls. The premium the Fund receives from writing options generates gains for the Fund. The Fund may also invest in dividend-paying or non-dividend-paying equity securities (including common stocks, preferred stocks and real estate investment trusts (“REITS”)) of companies with market capitalizations of at least $1 billion. Consistent with the Fund’s objective, the Advisor focuses on: (i) generating and distributing a consistent stream of cash flows, (ii) total return and (iii) reduced volatility.

As part of its investment strategy, the Fund writes puts where the Fund sells put options on equity securities. Typically, the Fund will write 3-6 month put options on 25-50 stocks that the Advisor believes present strong total-return potential. The Fund will write put options on stocks that have consistent high quality earnings and cash flow that the Advisor believes are undervalued. If a put option is exercised, requiring the Fund to purchase the stock for its portfolio, the Fund may hold the stock for capital appreciation potential, hold the stock and write covered call options on it, sell the stock and write new put options or sell the stock. If the Advisor believes the stock is significantly undervalued, the Fund may just hold the stock. If the Advisor believes the stock is moderately undervalued, the Fund may hold the stock and write call options on it. If the Advisor believes the stock is at or above fair value, the Fund may sell the stock.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund.

- Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks, options or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

- Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

- Smaller Capitalization Stock Risk.  Smaller-sized companies may experience higher failure rates than larger companies.  Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Smaller-sized companies may have limited markets, product lines or financial resources and may lack management experience.

- Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

- Options Risk.  There are risks associated with the sale and purchase of call and put options.  As the seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price.

- Preferred Stock Risk.  The prices of preferred stock typically respond to interest rate changes, decreasing in value if interest rates rise and increasing in value if interest rates fall. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move upwards more slowly than common stock prices.

- Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

- Stock Market Value Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

- Real Estate Investment Trust Risk.  The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate.  These may include decreases in real estate values, overbuilding, rising operating costs, interest rates and property taxes. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects.  REITs are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Although Class C shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C shares would be different from Class A shares because Class C shares have different expenses than Class A shares. Updated performance information will be available at no cost by calling 855-226-3863.

Annual Total Returns

Figures do not reflect sales charges.  If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 11.21% (quarter ended March 31, 2012), and the lowest return for a quarter was (16.73%) (quarter ended September 30, 2011).

Average Annual Total Returns (for the periods ended, December 31, 2013)
Average Annual Total Returns Camelot Premium Return Fund	1 Year	Since Inception
-Comparison Index- S&P 500 Total Return Index (reflects no deductions for fees, expenses or taxes)	32.39%	16.13%	[1]
Camelot Premium Return Fund Class A	10.43%	7.76%	[1]
Camelot Premium Return Fund Class A Return After Taxes on Distributions	7.17%	5.21%	[1]
Camelot Premium Return Fund Class A Return After Taxes on Distributions and Sale of Fund Shares	6.26%	5.05%	[1]
Camelot Premium Return Fund Class C	15.35%	8.91%	[1]
[1]	The Camelot Premium Return Fund Inception Date is December 27, 2010.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C shares will vary.

Camelot Excalibur Small Cap Income Fund
Investment Objective

The investment objective of the Camelot Excalibur Small Cap Income Fund (the “Fund” or “Small Cap Income Fund”) is to provide you with a consistent and growing current income stream with a secondary objective of providing long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 14 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 42 and Waiver of Up-Front Sales Charge on Class A Shares on page 43.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Camelot Excalibur Small Cap Income Fund (USD $)	Camelot Excalibur Small Cap Income Fund Class A	Camelot Excalibur Small Cap Income Fund Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Camelot Excalibur Small Cap Income Fund		Camelot Excalibur Small Cap Income Fund Class A	Camelot Excalibur Small Cap Income Fund Class C
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	1.71%	1.71%
Total Annual Fund Operating Expenses		2.96%	3.71%
Fee Waiver and/or Expense Reimbursement	[2]	(1.21%)	(1.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.75%	2.50%
[1]	Estimated for the current fiscal year.
[2]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding certain fees and expenses) at 1.50% through January 31, 2015. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Camelot Excalibur Small Cap Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Camelot Excalibur Small Cap Income Fund Class A	743	1,331
Camelot Excalibur Small Cap Income Fund Class C	253	1,024

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Because the Portfolio has not commenced operations as of the date of this prospectus, the portfolio turnover rate for the last fiscal year is not available.  In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in the common and preferred stocks of domestic and foreign, including emerging market, small capitalization companies that are traded on a U.S. exchange, writing put options on such stocks, and writing covered call options on stocks held in its portfolio.  The Fund writes (sells) puts and covered calls in an attempt to generate increased income, reduce the volatility of the Fund and to enter and exit stock positions. The Fund will invest some or all of the amounts segregated to cover the put options written in cash equivalents and/or short-term bonds to generate additional income. The Fund receives a premium from the purchaser of the call, which generates income for the Fund and may reduce the volatility of the Fund because the premium will reduce any losses on the underlying securities, but only by the amount of the premium.

Typically, the Fund will (i) hold the preferred or common stocks of approximately 25-100 small capitalization companies (defined by the Fund’s advisor, Camelot Portfolios, LLC (the “Advisor”) as companies with market capitalizations under $4 billion) that are currently paying dividends or have the potential to pay dividend in the future, (ii) write put options on small capitalization companies and (iii) write call options on the stock held in its portfolio. Under normal market conditions, the Fund will invest at least 80% of its net assets, including borrowings for investment purposes, in the small capitalization investments.  Small capitalization investments include common and preferred stock, and covered call and put options written on the stock of domestic and foreign, including emerging market, small capitalization companies.

The Fund relies on the analysis and professional judgment of the Advisor.  The Advisor will select companies for investment by the Fund that it believes to be attractively valued and are a strong long-term total return investment opportunity for the Fund.  This philosophy is based on a fundamental analysis of the companies in which the Fund invests and focuses on current and potential future cash flow generation of the company.  The Advisor may sell an investment when it determines that the price of a stock is greater than its value or when it identifies better investment opportunities for the Fund.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund.

- Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

- Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, political instability and differing auditing and legal standards.

- Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

- Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks, options or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

- Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

- Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

- Options Risk.  There are risks associated with the sale and purchase of call and put options.  As the seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price.

- Preferred Stock Risk.  The prices of preferred stock typically respond to interest rate changes, decreasing in value if interest rates rise and increasing in value if interest rates fall. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move upwards more slowly than common stock prices.

- Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

- Smaller Capitalization Stock Risk.  Smaller-sized companies may experience higher failure rates than larger companies.  Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Smaller-sized companies may have limited markets, product lines or financial resources and may lack management experience.

- Stock Market Value Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Performance

Because the Fund is a new fund and does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by calling 1-855-226-3863 and on the Fund’s website at CamelotPortfolios.com.